T. ROWE PRICE Capital Appreciation Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,555,850 21,282
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 18,017,750 16,029
Total Asset-Backed Securities (Cost $40,371) 37,311
BANK LOANS 10.9% (2)
ADMI, FRN
1M USD LIBOR + 3.00%, 7.84%, 4/30/25  19,962,793 19,153
ADMI, FRN
1M USD LIBOR + 3.38%, 8.215%, 12/23/27  56,820,345 52,464
ADMI, FRN
1M USD LIBOR + 3.75%, 8.59%, 12/23/27  138,547,184 128,329
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.347%, 11/5/27  79,348,655 78,312
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.50%, 8.279%, 11/5/27  210,795,518 208,081
Applied Systems, FRN
1M TSFR + 4.50%, 9.398%, 9/18/26  235,015,085 234,344
Applied Systems, FRN
3M USD LIBOR + 6.75%, 11.648%, 9/17/27 (3) 47,879,152 47,795
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 8.407%, 12/11/28  100,784,545 92,848
AthenaHealth Group, FRN
1M TSFR + 3.50%, 7.738%, 2/15/29 (4) 191,794,388 179,328
Avantor Funding, FRN
1M USD LIBOR + 2.25%, 7.09%, 11/8/27  40,197,548 40,116
Azalea Topco, FRN
1M TSFR + 3.75%, 8.657%, 7/24/26 (5) 26,023,829 24,332
Azalea Topco, FRN
1M USD LIBOR + 3.50%, 8.135%, 7/24/26  157,029,860 146,333
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 8.59%, 7/24/26 (3) 46,422,753 43,289
BroadStreet Partners, FRN
1M USD LIBOR + 3.00%, 7.84%, 1/27/27  1,942,291 1,899
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 6.557%, 4/30/25  22,800,152 22,772
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 6.557%, 2/1/27  34,424,435 34,064
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.375%, 6/4/29  2,536,336 1,866

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Filtration Group, FRN
1M USD LIBOR + 3.50%, 8.34%, 10/21/28  72,495,589 71,318
Filtration Group, FRN
3M EURIBOR + 3.50%, 6.405%, 3/31/25 (EUR)  50,559,365 54,283
Filtration Group, FRN
3M USD LIBOR + 3.00%, 7.84%, 3/31/25  85,277,950 84,944
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 8.84%, 4/30/25  20,344,983 19,103
Heartland Dental, FRN
3M USD LIBOR + 3.75%, 8.59%, 4/30/25  168,251,284 157,014
Hilton Worldwide Finance, FRN
3M TSFR + 1.75%, 6.642%, 6/22/26  22,696,780 22,659
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 8.125%, 11/12/27  163,387,383 161,200
HUB International, FRN
1M TSFR + 4.00%, 8.728%, 11/10/29  44,676,851 44,493
HUB International, FRN
1M USD LIBOR + 3.25%, 8.058%, 4/25/25  519,622,571 517,861
HUB International, FRN
3M USD LIBOR + 3.00%, 7.818%, 4/25/25  765,557,997 762,396
IRB Holding, FRN
1M TSFR + 3.00%, 7.737%, 12/15/27  124,366,828 122,087
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.00%, 7.84%, 4/21/27  109,571,443 104,504
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.50%, 8.34%, 4/21/27  21,306,020 20,223
Medline Borrower, FRN
1M USD LIBOR + 3.25%, 8.09%, 10/23/28  28,957,708 28,202
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 10.213%, 6/21/27 (3) 209,023,690 216,628
PetVet Care Centers, FRN
1M USD LIBOR + 3.25%, 8.09%, 2/14/25  48,506,655 46,566
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 8.34%, 2/14/25  74,060,716 71,358
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 7.59%, 2/14/25  11,433,833 10,942
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 11.09%, 2/13/26  3,982,000 3,508
RealPage, FRN
1M USD LIBOR + 3.00%, 7.84%, 4/24/28  184,940,428 179,074
RealPage, FRN
1M USD LIBOR + 6.50%, 11.34%, 4/23/29  6,300,000 5,930
Ryan Specialty Group, FRN
1M TSFR + 3.00%, 7.907%, 9/1/27  36,657,825 36,520
SBA Senior Finance II, FRN
1M USD LIBOR + 1.75%, 6.60%, 4/11/25 (3) 33,094,022 33,049

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 8.558%, 10/20/27  63,538,529 65,755
Sophia, FRN
1M TSFR + 4.25%, 9.057%, 10/7/27 (3) 18,320,455 18,091
Sophia, FRN
3M USD LIBOR + 3.50%, 8.659%, 10/7/27 (3) 61,923,979 61,112
Storable, FRN
1M TSFR + 3.50%, 8.302%, 4/17/28  23,596,909 22,535
Sunshine Luxembourg VII, FRN
3M USD LIBOR + 3.75%, 8.909%, 10/1/26  118,325,592 117,069
UKG, FRN
3M USD LIBOR + 3.25%, 8.271%, 5/4/26  494,472,612 481,107
UKG, FRN
3M USD LIBOR + 5.25%, 10.473%, 5/3/27  23,827,203 22,767
USI, FRN
1M TSFR + 3.75%, 8.648%, 11/22/29  165,425,328 164,628
USI, FRN
3M TSFR + 3.25%, 8.409%, 12/2/26  183,140,167 182,682
Woof Holdings, FRN
3M USD LIBOR + 3.75%, 8.529%, 12/21/27 (5) 18,365,200 17,539
Total Bank Loans (Cost $5,361,400) 5,282,472
BOND MUTUAL FUNDS 1.6%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
8.43% (6)(7) 83,341,286 772,574
Total Bond Mutual Funds (Cost $807,534) 772,574
COMMON STOCKS 64.9%
COMMUNICATION SERVICES 2.2%
Interactive Media & Services 2.2%
Alphabet, Class A (8)(9) 7,381,840 765,718
Meta Platforms, Class A (8) 1,363,585 288,998
Total Communication Services 1,054,716
CONSUMER DISCRETIONARY 5.2%
Automobile Components 0.1%
Mobileye Global, Class A (8) 664,493 28,753
28,753
Broadline Retail 2.6%
Amazon.com (8)(9) 12,011,354 1,240,653
1,240,653
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings (9) 1,743,200 245,565

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Starbucks (9) 970,100 101,016
Yum! Brands (9) 6,546,928 864,718
1,211,299
Total Consumer Discretionary 2,480,705
CONSUMER STAPLES 0.5%
Beverages 0.4%
Keurig Dr Pepper (9) 5,669,861 200,033
200,033
Consumer Staples Distribution & Retail 0.1%
Dollar General (9) 99,400 20,920
20,920
Total Consumer Staples 220,953
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
ConocoPhillips  1,165,989 115,678
EOG Resources  2,611,405 299,345
Pioneer Natural Resources  1,123,000 229,362
Total Energy 644,385
FINANCIALS 7.4%
Banks 2.0%
PNC Financial Services Group (9) 7,565,393 961,561
961,561
Capital Markets 3.2%
Intercontinental Exchange (9) 9,196,785 959,133
KKR (9) 8,497,037 446,264
S&P Global (9) 378,190 130,389
1,535,786
Financial Services 1.4%
Mastercard, Class A (9) 1,005,000 365,227
Visa, Class A (9) 1,449,400 326,782
692,009
Insurance 0.8%
Marsh & McLennan (9) 2,167,252 360,956
360,956
Total Financials 3,550,312
HEALTH CARE 16.1%
Biotechnology 1.6%
AbbVie (9) 4,846,700 772,419
772,419

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 4.7%
Alcon (CHF)  3,968,381 281,706
Baxter International  4,594,360 186,347
Becton Dickinson & Company (9) 3,394,444 840,261
GE HealthCare Technologies (8) 3,250,404 266,631
Stryker (9) 705,570 201,419
Teleflex  2,051,997 519,791
2,296,155
Health Care Providers & Services 2.8%
UnitedHealth Group (9) 2,868,767 1,355,751
1,355,751
Life Sciences Tools & Services 6.4%
Avantor (8) 27,058,051 572,007
Danaher (9) 3,318,294 836,343
PerkinElmer (9) 6,258,526 834,011
Thermo Fisher Scientific (9) 1,523,704 878,217
3,120,578
Pharmaceuticals 0.6%
Eli Lilly  844,600 290,052
290,052
Total Health Care 7,834,955
INDUSTRIALS & BUSINESS SERVICES 9.0%
Commercial Services & Supplies 1.6%
Aurora Innovation (8) 34,667,381 48,188
Waste Connections (9) 5,276,112 733,749
781,937
Industrial Conglomerates 1.9%
General Electric (9) 2,815,452 269,157
Roper Technologies (9) 1,502,122 661,970
931,127
Machinery 3.3%
Fortive (9) 14,370,161 979,614
Ingersoll Rand (9) 10,906,532 634,542
1,614,156
Professional Services 2.2%
Equifax (9) 2,248,344 456,054
TransUnion (9) 10,150,553 630,755
1,086,809
Total Industrials & Business Services 4,414,029

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 16.4%
Electronic Equipment, Instruments & Components 2.0%
TE Connectivity (9) 2,762,128 362,253
Teledyne Technologies (8)(9) 1,324,093 592,346
954,599
Semiconductors & Semiconductor Equipment 3.9%
NVIDIA  1,763,800 489,931
NXP Semiconductors (9) 4,478,282 835,087
Texas Instruments (9) 3,110,129 578,515
1,903,533
Software 7.2%
Black Knight (8) 4,319,417 248,626
Microsoft (9) 9,620,327 2,773,540
Salesforce (8)(9) 2,413,848 482,238
3,504,404
Technology Hardware, Storage & Peripherals 3.3%
Apple (9) 9,544,738 1,573,927
1,573,927
Total Information Technology 7,936,463
MATERIALS 1.0%
Chemicals 1.0%
Linde (9) 1,360,722 483,655
Total Materials 483,655
UTILITIES 4.4%
Electric Utilities 2.4%
Exelon (9) 12,674,842 530,949
Xcel Energy  9,664,038 651,743
1,182,692
Multi-Utilities 2.0%
Ameren  9,134,843 789,159
DTE Energy  1,740,651 190,671
979,830
Total Utilities 2,162,522
Total Miscellaneous Common Stocks  1.4% (10) 709,274
Total Common Stocks (Cost $24,192,209) 31,491,969

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.1%
Spotify USA, Zero Coupon, 3/15/26  44,593,000 37,545
Total Convertible Bonds (Cost $39,574) 37,545
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (5)
(8)(11) 2,141,932 101,057
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (5)
(8)(11) 177,514 8,375
Total Information Technology 109,432
Total Convertible Preferred Stocks (Cost $200,204) 109,432
CORPORATE BONDS 8.8%
Acrisure, 7.00%, 11/15/25 (1) 29,548,000 27,627
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,533,000 13,007
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,668,000 19,154
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 74,350,000 68,960
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 162,272,000 161,461
Altice France Holding, 10.50%, 5/15/27 (1) 56,255,000 42,894
AmWINS Group, 4.875%, 6/30/29 (1) 20,805,000 18,412
Avantor Funding, 3.875%, 11/1/29 (1) 94,924,000 84,957
Avantor Funding, 4.625%, 7/15/28 (1) 98,436,000 93,145
Black Knight InfoServ, 3.625%, 9/1/28 (1) 10,398,000 9,449
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 26,906,000 24,484
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 16,051,000 14,486
BroadStreet Partners, 5.875%, 4/15/29 (1) 20,687,000 17,532
CCO Holdings, 5.00%, 2/1/28 (1) 252,238,000 232,690
CCO Holdings, 5.125%, 5/1/27 (1) 321,632,000 303,942
CCO Holdings, 5.50%, 5/1/26 (1) 12,750,000 12,368
Cedar Fair, 5.25%, 7/15/29  75,398,000 69,932
Cedar Fair, 5.375%, 4/15/27  95,041,000 91,002
Cedar Fair, 5.50%, 5/1/25 (1) 59,601,000 59,303
Cedar Fair, 6.50%, 10/1/28  64,276,000 62,348
Charles River Laboratories International, 3.75%, 3/15/29 (1) 37,905,000 33,546
Charles River Laboratories International, 4.00%, 3/15/31 (1) 27,372,000 23,882
Charles River Laboratories International, 4.25%, 5/1/28 (1) 6,559,000 6,018
Clarios Global, 6.25%, 5/15/26 (1) 21,486,000 21,298
Clarios Global, 6.75%, 5/15/25 (1) 15,558,000 15,597
Clarios Global, 8.50%, 5/15/27 (1) 76,610,000 76,897
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,532,000 9,374

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,515,000 6,670
Crowdstrike Holdings, 3.00%, 2/15/29  5,749,000 5,001
Delta Air Lines, 4.75%, 10/20/28 (1) 37,425,000 35,945
Entegris Escrow, 4.75%, 4/15/29 (1) 49,658,000 46,865
Gartner, 3.625%, 6/15/29 (1) 29,541,000 26,365
Gartner, 3.75%, 10/1/30 (1) 12,944,000 11,585
Gartner, 4.50%, 7/1/28 (1) 9,226,000 8,753
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
8.196% (12) 97,683,000 97,439
GFL Environmental, 4.00%, 8/1/28 (1) 1,923,000 1,726
GFL Environmental, 4.375%, 8/15/29 (1) 17,240,000 15,473
GFL Environmental, 4.75%, 6/15/29 (1) 20,456,000 18,871
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 65,911,000 54,376
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 48,500,000 40,922
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 35,415,000 31,608
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 39,300,000 34,387
Hilton Domestic Operating, 4.875%, 1/15/30  30,615,000 29,276
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 18,264,000 18,241
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 38,376,000 38,376
Hilton Worldwide Finance, 4.875%, 4/1/27  14,587,000 14,368
Hologic, 3.25%, 2/15/29 (1) 23,573,000 21,039
Howmet Aerospace, 3.00%, 1/15/29  21,568,000 19,034
Howmet Aerospace, 5.90%, 2/1/27  3,203,000 3,267
HUB International, 5.625%, 12/1/29 (1) 32,572,000 28,297
HUB International, 7.00%, 5/1/26 (1) 320,983,000 315,366
Intercontinental Exchange, 4.00%, 9/15/27  6,439,000 6,361
IQVIA, 5.00%, 5/15/27 (1) 14,625,000 14,223
KFC Holding, 4.75%, 6/1/27 (1) 135,551,000 132,162
Korn Ferry, 4.625%, 12/15/27 (1) 13,236,000 12,508
Lamar Media, 3.625%, 1/15/31  4,650,000 3,999
Lamar Media, 3.75%, 2/15/28  29,206,000 26,724
Lamar Media, 4.875%, 1/15/29  5,216,000 4,955
Lennox International, 3.00%, 11/15/23  6,420,000 6,333
Life Time, 5.75%, 1/15/26 (1) 52,089,000 50,396
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,645,000 3,563
Mattel, 3.375%, 4/1/26 (1) 7,552,000 7,108
Mattel, 3.75%, 4/1/29 (1) 16,096,000 14,406
Mattel, 5.875%, 12/15/27 (1) 5,795,000 5,766
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 33,532,500 33,406
Mirant, EC, 7.90%, 7/15/09 (1)(5)(8) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 25,206,000 20,448
MSCI, 3.625%, 9/1/30 (1) 63,407,000 54,926
MSCI, 3.625%, 11/1/31 (1) 39,028,000 33,418
MSCI, 3.875%, 2/15/31 (1) 38,282,000 33,975
MSCI, 4.00%, 11/15/29 (1) 36,940,000 33,615
NiSource, VR, 5.65% (12)(13) 20,039,000 18,636

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 15,162
PTC, 4.00%, 2/15/28 (1) 6,340,000 5,928
Ryan Specialty Group, 4.375%, 2/1/30 (1) 2,890,000 2,525
SBA Communications, 3.125%, 2/1/29  48,386,000 42,096
SBA Communications, 3.875%, 2/15/27  54,443,000 51,449
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,643
Sensata Technologies, 3.75%, 2/15/31 (1) 30,768,000 26,768
Sensata Technologies, 4.00%, 4/15/29 (1) 39,128,000 35,166
Sensata Technologies, 4.375%, 2/15/30 (1) 12,337,000 11,227
Sensata Technologies, 5.00%, 10/1/25 (1) 23,800,000 23,562
Sensata Technologies, 5.625%, 11/1/24 (1) 6,670,000 6,653
Sensata Technologies, 5.875%, 9/1/30 (1) 26,938,000 26,702
Service Corp. International, 3.375%, 8/15/30  25,751,000 21,953
Six Flags Entertainment, 4.875%, 7/31/24 (1) 186,526,000 183,961
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,949,000 111,021
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 29,908,000 30,170
Surgery Center Holdings, 10.00%, 4/15/27 (1) 29,147,000 29,730
Teleflex, 4.25%, 6/1/28 (1) 5,425,000 5,113
Teleflex, 4.625%, 11/15/27  31,460,000 30,359
TransDigm, 5.50%, 11/15/27  32,271,000 30,254
TransDigm, 6.25%, 3/15/26 (1) 39,745,000 39,646
TransDigm, 6.375%, 6/15/26  5,780,000 5,664
TransDigm U.K. Holdings, 6.875%, 5/15/26  6,624,000 6,525
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23  4,170,556 4,129
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  822,229 769
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  4,866,607 4,526
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  7,813,296 7,646
USI, 6.875%, 5/1/25 (1) 119,087,000 116,408
Vail Resorts, 6.25%, 5/15/25 (1) 16,109,000 16,149
Yum! Brands, 3.625%, 3/15/31  37,870,000 33,089
Yum! Brands, 4.625%, 1/31/32  80,207,000 74,492
Yum! Brands, 4.75%, 1/15/30 (1) 37,386,000 35,657
Yum! Brands, 5.35%, 11/1/43  73,790,000 63,459
Yum! Brands, 5.375%, 4/1/32  75,713,000 72,969
Yum! Brands, 6.875%, 11/15/37  30,316,000 31,832
Total Corporate Bonds (Cost $4,358,943) 4,259,345
PREFERRED STOCKS 0.3%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (12) 95,800 2,206
Total Financials 2,206

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 0.3%
Electric Utilities 0.3%
CMS Energy, 5.875%, 10/15/78  2,122,274 51,211
CMS Energy, 5.875%, 3/1/79  2,406,819 58,462
SCE Trust IV, Series J, VR, 5.375% (12)(13) 1,455,783 29,552
139,225
Gas & Gas Transmission 0.0%
NiSource, Series B, VR, 6.50% (12)(13) 491,729 11,801
11,801
Total Utilities 151,026
Total Preferred Stocks (Cost $164,310) 153,232
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.7%
U.S. Treasury Obligations 8.7%
U.S. Treasury Notes, 2.75%, 8/15/32  2,247,928,400 2,115,160
U.S. Treasury Notes, 4.125%, 11/15/32  1,999,698,500 2,101,558
4,216,718
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $4,129,362) 4,216,718
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 4.82% (6)(14) 2,264,630,429 2,264,630
Total Short-Term Investments (Cost $2,264,630) 2,264,630
Total Investments in Securities 100.3%
(Cost $41,558,537) $ 48,625,228
Other Assets Less Liabilities (0.3)% (144,948)
Net Assets 100.0% $ 48,480,280
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,356,770 and represents 6.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Capital Appreciation Fund

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.
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(3) All or a portion of this loan is unsettled as of March 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2023, was $20,984 and was valued at $19,620 (0.0%
of net assets).
(5) Level 3 in fair value hierarchy.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2023.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$109,432 and represents 0.2% of net assets.
(12) Perpetual security with no stated maturity date.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.8)%
OTC Options Written (0.8)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AbbVie, Call, 1/19/24 @
$155.00 3,998 63,716 (6,077)
Citibank
AbbVie, Call, 1/19/24 @
$160.00 3,997 63,700 (4,976)
Citibank
AbbVie, Call, 1/19/24 @
$170.00 5,094 81,183 (3,973)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$175.00 2,554 40,703 (1,532)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$180.00 1,271 20,256 (572)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$185.00 1,271 20,256 (429)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$195.00 1,271 20,256 (222)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$200.00 1,271 20,256 (156)
Citibank
Alphabet, Class A, Call,
1/19/24 @ $102.50 3,109 32,250 (4,508)
Wells Fargo Bank
Alphabet, Class A, Call,
1/19/24 @ $120.00 11,767 122,059 (8,002)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $107.50 3,812 39,374 (5,089)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $110.00 7,625 78,759 (9,303)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $115.00 14,862 153,510 (14,973)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $120.00 3,809 39,343 (3,142)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $135.00 6,452 66,643 (2,790)
JPMorgan Chase
Apple, Call, 1/19/24 @
$145.00 3,177 52,389 (9,992)
JPMorgan Chase
Apple, Call, 1/19/24 @
$150.00 6,354 104,777 (17,553)
JPMorgan Chase
Apple, Call, 1/19/24 @
$155.00 6,354 104,777 (15,647)
JPMorgan Chase
Apple, Call, 1/19/24 @
$180.00 4,788 78,954 (5,494)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$270.00 1,923 47,602 (2,019)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$280.00 1,923 47,602 (1,433)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$290.00 1,261 31,215 (668)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$300.00 1,261 31,215 (492)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $190.00 471 9,020 (857)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $200.00 471 9,020 (591)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $210.00 470 9,001 (421)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$290.00 3,172 79,947 (3,775)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$300.00 625 15,753 (566)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$310.00 625 15,753 (412)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$320.00 625 15,752 (256)
Wells Fargo Bank
Dollar General, Call,
1/19/24 @ $250.00 497 10,460 (318)
Wells Fargo Bank
Dollar General, Call,
1/19/24 @ $270.00 497 10,460 (145)
Citibank
Equifax, Call, 12/15/23 @
$220.00 1,996 40,487 (3,383)
Citibank
Equifax, Call, 12/15/23 @
$230.00 1,038 21,055 (1,360)
Citibank
Equifax, Call, 12/15/23 @
$240.00 3,600 73,022 (3,600)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$45.00 17,562 73,567 (4,171)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$47.00 4,322 18,105 (692)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$50.00 4,683 19,617 (410)
Citibank
Fortive, Call, 6/16/23 @
$75.00 2,519 17,172 (246)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $90.00 4,340 41,490 (6,901)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $95.00 4,340 41,490 (5,620)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $140.00 629 8,861 (1,132)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $145.00 3,666 51,643 (5,609)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $150.00 3,666 51,643 (4,582)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $155.00 629 8,861 (635)
Goldman Sachs
Ingersoll Rand, Call,
12/15/23 @ $60.00 2,521 14,667 (1,513)
Citibank
Intercontinental Exchange ,
Call, 1/19/24 @ $110.00 6,384 66,579 (4,533)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $37.00 3,368 11,882 (631)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $40.00 3,368 11,882 (328)
UBS Investment Bank
KKR, Call, 1/19/24 @
$55.00 3,192 16,764 (1,899)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$390.00 639 22,713 (1,256)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $185.00 1,891 31,495 (388)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $190.00 1,891 31,495 (477)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $195.00 1,891 31,495 (463)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $200.00 1,891 31,495 (199)
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $180.00 2,554 42,537 (1,979)
Goldman Sachs
Mastercard , Call, 1/19/24
@ $380.00 1,272 46,227 (3,806)
Goldman Sachs
Mastercard , Call, 1/19/24
@ $400.00 3,188 115,855 (6,623)
Goldman Sachs
Mastercard , Call, 1/19/24
@ $420.00 1,272 46,226 (1,755)
Goldman Sachs
Mastercard , Call, 1/19/24
@ $430.00 1,272 46,226 (1,402)
Bank of America
Microsoft, Call, 1/19/24 @
$275.00 2,224 64,118 (9,018)
Bank of America
Microsoft, Call, 1/19/24 @
$290.00 2,224 64,118 (7,139)
Bank of America
Microsoft, Call, 1/19/24 @
$300.00 2,224 64,118 (6,049)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Microsoft, Call, 1/19/24 @
$300.00 9,507 274,087 (25,859)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $170.00 1,866 34,796 (6,503)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $180.00 3,771 70,320 (10,917)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $185.00 3,771 70,320 (9,974)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $195.00 3,771 70,320 (8,089)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $200.00 2,554 47,626 (4,802)
Citibank
Perkinelmer, Call, 6/16/23
@ $155.00 288 3,838 (40)
Citibank
Perkinelmer, Call, 6/16/23
@ $165.00 288 3,838 (33)
Citibank
Perkinelmer, Call, 6/16/23
@ $170.00 288 3,838 (12)
Citibank
Perkinelmer, Call, 6/16/23
@ $175.00 288 3,838 (11)
Citibank
Perkinelmer, Call, 9/15/23
@ $155.00 1,613 21,495 (605)
Citibank
Perkinelmer, Call, 9/15/23
@ $165.00 1,613 21,495 (379)
Citibank
Perkinelmer, Call, 9/15/23
@ $170.00 1,613 21,495 (331)
Citibank
Perkinelmer, Call, 9/15/23
@ $175.00 1,613 21,495 (258)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$170.00 1,525 19,383 (431)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$175.00 2,478 31,495 (613)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$185.00 933 11,858 (126)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$190.00 933 11,858 (117)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$200.00 933 11,858 (103)
Citibank
Roper Technologies, Call,
8/18/23 @ $470.00 1,274 56,144 (1,694)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Roper Technologies, Call,
8/18/23 @ $480.00 311 13,705 (278)
Citibank
Roper Technologies, Call,
8/18/23 @ $500.00 311 13,705 (131)
Citibank
Roper Technologies, Call,
8/18/23 @ $520.00 311 13,705 (95)
Citibank
Roper Technologies, Call,
8/18/23 @ $540.00 311 13,705 (30)
Bank of America
S&P Global, Call, 1/19/24 @
$370.00 429 14,791 (1,019)
Bank of America
S&P Global, Call, 1/19/24 @
$390.00 429 14,791 (691)
Bank of America
S&P Global, Call, 1/19/24 @
$400.00 429 14,791 (598)
Bank of America
S&P Global, Call, 1/19/24 @
$410.00 207 7,137 (228)
Bank of America
S&P Global, Call, 1/19/24 @
$420.00 429 14,791 (435)
Bank of America
S&P Global, Call, 1/19/24 @
$430.00 207 7,137 (171)
Bank of America
S&P Global, Call, 1/19/24 @
$450.00 207 7,137 (98)
Bank of America
S&P Global, Call, 1/19/24 @
$470.00 207 7,137 (68)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$160.00 1,562 31,206 (8,419)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$165.00 3,151 62,951 (15,818)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$170.00 1,589 31,745 (7,417)
Goldman Sachs
Starbucks, Call, 1/19/24 @
$100.00 3,666 38,174 (4,885)
Goldman Sachs
Starbucks, Call, 1/19/24 @
$105.00 3,666 38,174 (3,840)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$270.00 1,271 36,283 (5,097)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$280.00 1,271 36,283 (4,194)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$290.00 1,271 36,283 (3,489)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$300.00 1,271 36,283 (2,815)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$310.00 958 27,348 (1,691)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $125.00 937 12,289 (1,059)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $130.00 1,890 24,787 (1,531)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $135.00 1,890 24,787 (1,049)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $140.00 1,890 24,787 (690)
JPMorgan Chase
Teledyn Technologies, Call,
6/16/23 @ $440.00 318 14,226 (833)
JPMorgan Chase
Teledyn Technologies, Call,
6/16/23 @ $460.00 318 14,226 (485)
JPMorgan Chase
Teledyn Technologies, Call,
6/16/23 @ $480.00 318 14,226 (237)
JPMorgan Chase
Teledyn Technologies, Call,
6/16/23 @ $500.00 318 14,226 (91)
Bank of America
Texas Instruments, Call,
1/19/24 @ $180.00 2,540 47,247 (5,766)
Bank of America
Texas Instruments, Call,
1/19/24 @ $190.00 2,540 47,247 (4,388)
Bank of America
Texas Instruments, Call,
1/19/24 @ $195.00 2,540 47,247 (3,791)
Bank of America
Texas Instruments, Call,
1/19/24 @ $200.00 7,328 136,308 (9,325)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $610.00 316 18,213 (1,438)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $630.00 316 18,213 (1,117)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $660.00 316 18,213 (788)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $690.00 316 18,213 (518)
Goldman Sachs
TransUnion, Call, 10/20/23
@ $65.00 1,258 7,817 (830)
Goldman Sachs
TransUnion, Call, 10/20/23
@ $70.00 1,258 7,817 (547)
Citibank
UnitedHealth Group, Call,
1/19/24 @ $580.00 2,096 99,055 (2,080)
JPMorgan Chase
UnitedHealth Group, Call,
1/19/24 @ $600.00 2,209 104,395 (1,287)
Goldman Sachs
Visa, Call, 1/19/24 @
$230.00 1,905 42,950 (3,910)
Goldman Sachs
Visa, Call, 1/19/24 @
$240.00 1,905 42,950 (2,934)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Visa, Call, 1/19/24 @
$250.00 1,905 42,950 (2,115)
Goldman Sachs
Visa, Call, 1/19/24 @
$260.00 1,905 42,950 (1,486)
JPMorgan Chase
Waste Connections, Call,
6/16/23 @ $145.00 953 13,253 (241)
JPMorgan Chase
Waste Connections, Call,
6/16/23 @ $150.00 953 13,253 (136)
JPMorgan Chase
Waste Connections, Call,
6/16/23 @ $160.00 953 13,253 (91)
JPMorgan Chase
Waste Connections, Call,
6/16/23 @ $165.00 953 13,253 (36)
Citibank
Yum! Brands, Call, 1/19/24
@ $145.00 2,241 29,599 (1,233)
Citibank
Yum! Brands, Call, 1/19/24
@ $150.00 2,241 29,599 (863)
Wells Fargo Bank
Yum! Brands, Call, 1/19/24
@ $140.00 9,000 118,872 (6,795)
Total Options Written (Premiums $(340,398)) $ (404,276)

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy, 5.875%, 10/15/78  $ (117) $ 4,478 $ 781
CMS Energy, 5.875%, 3/1/79  (306) 5,431 920
SCE Trust IV, Series J, VR, 5.375%  (944) 4,455 498
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 8.43%  — 7,276 15,909
TransUnion  — 54,711 1,066
T. Rowe Price Government Reserve Fund, 4.82% — — 24,904
Totals $ (1,367)# $ 76,351 $ 44,078+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
CMS Energy, 5.875%, 10/15/78  $ 49,731 $ — $ 2,998 $ *
CMS Energy, 5.875%, 3/1/79  61,510 — 8,479 *
SCE Trust IV, Series J, VR,
5.375%  29,636 — 4,539 *
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.43%  749,303 15,995 — 772,574
TransUnion  576,044 — — *
T. Rowe Price Government
Reserve Fund, 4.82% 2,714,515  ¤  ¤ 2,264,630
Total $ 3,037,204^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $44,078 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,072,164.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc.  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Capital Appreciation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,291,574 $ — $ 4,291,574
Bank Loans — 5,240,601 41,871 5,282,472
Bond Mutual Funds 772,574 — — 772,574
Common Stocks 31,210,263 281,706 — 31,491,969
Convertible Preferred Stocks — — 109,432 109,432
Corporate Bonds — 4,259,345 — 4,259,345
Preferred Stocks 153,232 — — 153,232
Short-Term Investments 2,264,630 — — 2,264,630
Total $ 34,400,699 $ 14,073,226 $ 151,303 $ 48,625,228
Liabilities
Options Written $ — $ 404,276 $ — $ 404,276
1
Includes Asset-Backed Securities, Convertible Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F72-054Q1 03/23